Derivative financial instruments - Income (loss) recorded in comprehensive income (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Derivative Instruments, Gain (Loss) [Line Items]
Income tax effect	$ (4,881)	$ 4,409	$ (10,165)	$ 13,521
Net gain (loss) on derivatives, net of tax	30,514	(27,944)	63,164	(86,207)
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:	34,597	(34,327)	71,727	(104,085)
Derivative premium and amortization
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:	$ 798	$ 1,974	$ 1,602	$ 4,357